GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
GUARANTEE LIABILITIES.
Schedule of movement of guarantee liabilities

RMB
As of January 1, 2022	4,818,144
Provision at the inception of new loans	5,633,704
Released into revenue	(6,331,502)
As of December 31, 2022	4,120,346

As of January 1, 2023	4,120,346
Provision at the inception of new loans	4,926,567
Released into revenue	(5,097,312)
As of December 31, 2023	3,949,601

RMB
As of January 1, 2022	3,285,081
Provision for contingent liabilities	4,367,776
Net payout (1)	(4,234,466)
As of December 31, 2022	3,418,391

As of January 1, 2023	3,418,391
Provision for contingent liabilities	3,053,810
Net payout (1)	(3,264,937)
As of December 31, 2023	3,207,264
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans

December 31, 2022 (RMB):	491,648	254,927	19,294	—	44,900,311	45,666,180
December 31, 2023 (RMB):	468,704	231,464	19,366	—	40,423,833	41,143,367